AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 17, 2006.

                                                             File Nos. 333-65965
                                                                       811-09003

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___          [ ]

                         Post-Effective Amendment No. 24          [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 26                    [X]

                        (Check Appropriate Box or Boxes)
                                  -------------
                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)
                                 70 PINE STREET
                               NEW YORK, NY 10270
              (Address of Guarantor's Principal Offices) (Zip Code)
        Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on                   pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X] on April 28, 2006 pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) units of interests in Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

The Registrant does not intend for this Post-Effective Amendment No. 24 and Amendment No. 26 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus or supplement thereto.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Glossary

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A -
                                                          Condensed Financial
                                                          Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Variable Annuity;
                                                          Purchasing the
                                                          Variable Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing the Variable
                                                          Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                    Caption
-----------------------                                    -------
15.   Cover Page ...................................       Cover Page

16.   Table of Contents ............................       Table of Contents

17.   General Information and History ..............       The Variable Annuity (P); Separate
                                                           Account; General Account (P);
                                                           Investment Options (P);
                                                           Other Information (P)
18.   Services .....................................       Other Information (P)

19.   Purchases of Securities Being Offered ........       Purchasing the Variable Annuity (P)

20.   Underwriters .................................       Distribution of Contracts

21.   Calculation of Performance Data ..............       Performance Data

22.   Annuity Payments .............................       Income Options (P); Income Payments;
                                                           Annuity Unit Values

23.   Financial Statements .........................       Depositor: Other Information (P);
                                                           Financial Statements; Registrant;
                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          [POLARIS(II) A - CLASS LOGO]

                                   PROSPECTUS

                                 APRIL 28, 2006


Please read this prospectus carefully       FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                issued by
future reference. It contains               AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                 in connection with
variable annuity.                           VARIABLE ANNUITY ACCOUNT SEVEN
                                            The annuity has several investment choices -- Variable Portfolios listed
To learn more about the annuity             below and if available, Fixed Accounts. The Variable Portfolios are part of
offered in this prospectus, you can         American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"), Lord
obtain a copy of the Statement of           Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and Van
Additional Information ("SAI") dated        Kampen Life Investment Trust ("VKT").
April 28, 2006. The SAI has been
filed with the United States                STOCKS:
Securities and Exchange Commission            MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
("SEC") and is incorporated by                   - Aggressive Growth Portfolio                                     SAST
reference into this prospectus. The              - Blue Chip Growth Portfolio                                      SAST
Table of Contents of the SAI appears             - "Dogs" of Wall Street Portfolio*                                SAST
at the end of this prospectus. For a          MANAGED BY ALLIANCEBERNSTEIN
free copy of the SAI, call us at                 - Small and Mid-Cap Value Portfolio                               SAST
(800) 455-SUN2 or write to us at our          MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
Annuity Service Center, P.O. Box                 - Alliance Growth Portfolio                                       SAST
54299, Los Angeles, California                   - Growth-Income Portfolio                                         SAST
90054-0299.                                   MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                 - American Funds Global Growth Portfolio                          AFIS
In addition, the SEC maintains a                 - American Funds Growth Portfolio                                 AFIS
website (http://www.sec.gov) that                - American Funds Growth-Income Portfolio                          AFIS
contains the SAI, materials                   MANAGED BY DAVIS ADVISORS
incorporated by reference and other              - Davis Venture Value Portfolio                                   SAST
information filed electronically with            - Real Estate Portfolio                                           SAST
the SEC by the Company.                       MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
                                                 - Federated American Leaders Portfolio*                           SAST
Annuities involve risks, including            MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
possible loss of principal, and are              - Small Company Value Portfolio                                   SAST
not a deposit or obligation of, or            MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
guaranteed or endorsed by, any bank.             - Goldman Sachs Research Portfolio                                SAST
They are not federally insured by the         MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
Federal Deposit Insurance                        - Global Equities Portfolio                                       SAST
Corporation, the Federal Reserve              MANAGED BY LORD, ABBETT & CO. LLC
Board or any other agency.                       - Lord Abbett Growth and Income Portfolio                         LASF
                                              MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                 - Marsico Growth Portfolio                                        SAST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Massachusetts Investors Trust Portfolio*                    SAST
                                                 - MFS Mid-Cap Growth Portfolio                                    SAST
                                              MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                 - Emerging Markets Portfolio                                      SAST
                                                 - International Growth and Income Portfolio                       SAST
                                                 - Putnam Growth: Voyager Portfolio                                SAST
                                              MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                 - Foreign Value Portfolio                                         SAST
                                              MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
                                                 - Growth Opportunities Portfolio                                  SAST
                                                 - International Diversified Equities Portfolio                    SAST
                                                 - Technology Portfolio                                            SAST
                                                 - Van Kampen LIT Comstock Portfolio,
                                                   Class II Shares*                                                 VKT
                                                 - Van Kampen LIT Emerging Growth Portfolio,
                                                   Class II Shares                                                  VKT
                                                 - Van Kampen LIT Growth and Income Portfolio,
                                                   Class II Shares                                                  VKT
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                 - Capital Appreciation Portfolio                                   AST
                                                 - Growth Portfolio                                                 AST
                                                 - Natural Resources Portfolio                                      AST
                                            BALANCED:
                                              MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                 - American Funds Asset Allocation Portfolio                       AFIS
                                              MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
                                                 - SunAmerica Balanced Portfolio                                   SAST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Total Return Portfolio                                      SAST
                                              MANAGED BY WM ADVISORS, INC.
                                                 - Asset Allocation Portfolio                                       AST
                                            BONDS:
                                              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - High-Yield Bond Portfolio                                       SAST
                                              MANAGED BY FEDERATED INVESTMENT MANAGEMENT
                                                 - Corporate Bond Portfolio                                        SAST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                 - Global Bond Portfolio                                           SAST
                                              MANAGED BY VAN KAMPEN
                                                 - Worldwide High Income Portfolio                                 SAST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                 - Government & Quality Bond Portfolio                              AST
                                            CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                 - Cash Management Portfolio                                       SAST
                                            * "Dogs" of Wall Street is an equity fund seeking total return. Federated
                                            American Leaders is an equity fund seeking growth of capital and income.
                                              Van Kampen LIT Comstock is an equity fund seeking capital growth and income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
                            TABLE OF CONTENTS
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 GLOSSARY..........................................................     2
 HIGHLIGHTS........................................................     3
 FEE TABLES........................................................     4
       Maximum Owner Transaction Expenses..........................     4
       Maximum Sales Charge........................................     4
       Contract Maintenance Fee....................................     4
       Separate Account Annual Expenses............................     4
       Additional Optional Feature Fee.............................     4
       Underlying Fund Expenses....................................     4
 EXAMPLES..........................................................     5
 THE POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY..........     6
 PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE
  ANNUITY..........................................................     6
       Allocation of Purchase Payments.............................     7
       Accumulation Units..........................................     7
       Right to Examine............................................     7
       Exchange Offers.............................................     7
 INVESTMENT OPTIONS................................................     7
       Variable Portfolios.........................................     7
       Fixed Accounts..............................................     9
       Dollar Cost Averaging Fixed Accounts........................     9
       Dollar Cost Averaging Program...............................     9
       Asset Allocation Program....................................    10
       Transfers During the Accumulation Phase.....................    11
       Automatic Asset Rebalancing Program.........................    12
       Voting Rights...............................................    13
       Substitution, Addition or Deletion of Variable Portfolios...    13
 ACCESS TO YOUR MONEY..............................................    13
       Systematic Withdrawal Program...............................    13
       Minimum Contract Value......................................    13
 OPTIONAL LIVING BENEFITS..........................................    13
       MarketLock Feature..........................................    13
 DEATH BENEFITS....................................................    17
       General Information About Death Benefits....................    17
       Defined Terms...............................................    18
       Death Benefit Options.......................................    18
       Optional EstatePlus Benefit.................................    19
       Spousal Continuation........................................    20
 EXPENSES..........................................................    20
       Separate Account Expenses...................................    20
       Optional MarketLock Fee.....................................    21
       Sales Charge................................................    21
       Reducing Your Sales Charges.................................    21
       Letter of Intent............................................    21
       Rights of Accumulation......................................    22
       Purchase Payments Subject to a Withdrawal Charge............    22
       Underlying Fund Expenses....................................    22
       Contract Maintenance Fee....................................    23
       Transfer Fee................................................    23
       Optional EstatePlus Fee.....................................    23
       Premium Tax.................................................    23
       Income Taxes................................................    23
       Reduction or Elimination of Fees, Expenses
        and Additional Amounts Credited............................    23
 INCOME OPTIONS....................................................    23
       Annuity Date................................................    23
       Income Options..............................................    24
       Fixed or Variable Income Payments...........................    24
       Income Payments.............................................    24
       Transfers During the Income Phase...........................    25
       Deferment of Payments.......................................    25
 TAXES.............................................................    25
       Annuity Contracts in General................................    25
       Tax Treatment of Distributions - Non-Qualified Contracts....    25
       Tax Treatment of Distributions - Qualified Contracts........    25
       Minimum Distributions.......................................    26
       Tax Treatment of Death Benefits.............................    26
       Contracts Owned by a Trust or Corporation...................    27
       Gifts, Pledges and/or Assignments of a Contract.............    27
       Diversification and Investor Control........................    27
 OTHER INFORMATION.................................................    27
       AIG SunAmerica Life.........................................    27
       The Separate Account........................................    27
       The General Account.........................................    28
       Guarantee of Insurance Obligations..........................    28
       Registration Statements.....................................    28
       Payments in Connection with Distribution of the Contract....    28
       Administration..............................................    29
       Legal Proceedings...........................................    29
       Financial Statements........................................    30
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION......................................................    31
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.....................   A-1
 APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.......   B-1
 APPENDIX C -- MARKETLOCK EXAMPLES.................................   C-1
 APPENDIX D -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
  CERTAIN FEATURES AND BENEFITS....................................   D-1
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
                                 GLOSSARY
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus.
 To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
 ANNUITANT - The person on whose life we base income payments.
 ANNUITY DATE - The date on which you select income payments to begin.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG
 SunAmerica Life" are also used to identify the Company.
 CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.
 FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.
 GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.
 MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00
 p.m. Pacific Time.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars.
 In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").
 NYSE - New York Stock Exchange
 OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.
 PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.
 QUALIFIED (CONTRACT) - A contract purchased with pre-tax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The
 Separate Account is established by the Company to purchase and hold the
 Variable Portfolios.
 TRUSTS - Refers to American Funds Insurance Series, Anchor Series Trust,
 Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen
 Life Investment Trust collectively.
 UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

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--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) A-Class Platinum Series Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including distribution charges of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. Please see the FEE TABLE, PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

OPTIONAL LIVING BENEFITS: You may elect the optional living benefit available under your contract. For an additional fee, this feature is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. See OPTIONAL LIVING BENEFITS in the prospectus.

DEATH BENEFITS: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

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--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
(AS A PERCENTAGE OF EACH GROSS PURCHASE PAYMENT)(1).......  0.50%

MAXIMUM SALES CHARGE

(AS A PERCENTAGE OF EACH GROSS PURCHASE PAYMENT)(2).......  5.75%

  TRANSFER FEE......................... $25 per transfer after the first
                                        15 transfers in any contract
                                        year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Separate Account Charge...............................  0.85%
    Optional EstatePlus Fee(4)............................  0.25%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.10%
                                                            =====

ADDITIONAL OPTIONAL FEATURE FEE
You may elect the optional MarketLock feature described below.
OPTIONAL MARKETLOCK FEE
(CALCULATED AS A PERCENTAGE OF THE GREATER OF (A) PURCHASE PAYMENTS MADE IN THE FIRST TWO YEARS; OR (B) THE HIGHEST ANNIVERSARY VALUE IN THE FIRST SEVEN YEARS LESS PURCHASE PAYMENTS MADE AFTER THE FIRST TWO YEARS, BOTH ADJUSTED FOR WITHDRAWALS DURING THE APPLICABLE PERIOD.)

                                                  ANNUALIZED FEE(5)
                                                  -----------------
    All Contract Years..........................        0.50%

                            UNDERLYING FUND EXPENSES

                          [TO BE UPDATED BY AMENDMENT]

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND EXPENSES                         MINIMUM   MAXIMUM
-------------------------------------                         -------   -------
(expenses that are deducted from Trust assets, including
management fees, 12b-1 fees, if applicable, and other
expenses)...................................................   0.55%     2.25%

FOOTNOTES TO THE FEE TABLES

(1) A withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal.

(2) Your Gross Purchase Payment may qualify for a reduced sales charge. SEE EXPENSES SECTION BELOW.

                                               SALES CHARGE AS A
  INVESTMENT AMOUNT (AS DEFINED IN SALES      PERCENTAGE OF GROSS
              CHARGE SECTION)             PURCHASE PAYMENT INVESTMENT
       -----------------------------      ---------------------------
  Less than $50,000......................            5.75%
  $50,000 but less than $100,000.........            4.75%
  $100,000 but less than $250,000........            3.50%
  $250,000 but less than $500,000........            2.50%
  $500,000 but less than $1,000,000......            2.00%
  $1,000,000 or more.....................            0.50%

(3) The contract maintenance fee is waived if contract value is $50,000 or more.

(4) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%.

(5) MarketLock is an optional guaranteed minimum withdrawal benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

                          [TO BE UPDATED BY AMENDMENT]

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.10% (INCLUDING ESTATE PLUS, 0.25%) AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 2.25%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional MarketLock (0.50%) feature:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $945       $1,697      $2,466      $4,462
---------------------------------------------
---------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $295        $902       $1,532      $3,215
---------------------------------------------
---------------------------------------------

(3) If you do not surrender your contract and you elect the optional MarketLock (0.50%) feature:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $945       $1,697      $2,466      $4,462
---------------------------------------------
---------------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.85% AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 0.55%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $714       $1,008      $1,324      $2,214
---------------------------------------------
---------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $134        $418        $722       $1,583
---------------------------------------------
---------------------------------------------

(3) If you do not surrender your contract and you do not elect any optional features:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $714       $1,008      $1,324      $2,214
---------------------------------------------
---------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the contract. The Fee Table and Expense Examples represent both fees of the Separate Account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume Separate Account charges as indicated and that no transfer fees were imposed. A maximum sales charge of 5.75% is used in the Maximum Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge or if you did not elect the optional living benefit. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. The optional living benefit fees are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

AS OF THE DATE OF THIS PROSPECTUS, SALES OF THIS CONTRACT HAVE NOT BEGUN. THEREFORE, NO CONDENSED FINANCIAL INFORMATION APPEARS IN THIS PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                    THE POLARIS(II) A-CLASS PLATINUM SERIES
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2.
----------------------------------------------------------------
----------------------------------------------------------------
       PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

-----------------------------------------------------------
                       Minimum Initial        Minimum
                        Gross Purchase    Subsequent Gross
                           Payment        Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

In order to issue your contract, we must receive your Gross Purchase Payment and all required paperwork including Purchase Payment allocation instructions at our Annuity Service Center. We will accept Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments.

Provided we have received your Gross Purchase Payment and all required paperwork by Market Close, we allocate your Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested.

Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits also issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds in addition to those listed here that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2

Capital Research and Management Company is the investment adviser for the American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST -- CLASS 3

AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. -- CLASS VC

Lord, Abbett & Co. is the investment adviser to the Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST -- CLASS 3

AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II

Van Kampen Asset Management is the investment adviser to the Van Kampen Life Investment Trust ("VKT").

STOCKS:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio                                         SAST
      - Blue Chip Growth Portfolio                                          SAST
      - "Dogs" of Wall Street Portfolio*                                    SAST
  MANAGED BY ALLIANCEBERNSTEIN
      - Small and Mid Cap-Value Portfolio                                   SAST
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                           SAST
      - Growth-Income Portfolio                                             SAST
  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
      - American Funds Global Growth Portfolio                              AFIS
      - American Funds Growth Portfolio                                     AFIS
      - American Funds Growth-Income Portfolio                              AFIS
  MANAGED BY DAVIS ADVISORS
      - Davis Venture Value Portfolio                                       SAST
      - Real Estate Portfolio                                               SAST
  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
      - Federated American Leaders Portfolio*                               SAST
  MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
      - Small Company Value Portfolio                                       SAST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
      - Goldman Sachs Research Portfolio                                    SAST
  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
      - Global Equities Portfolio                                           SAST
  MANAGED BY LORD, ABBETT & CO. LLC
      - Lord Abbett Growth and Income Portfolio                             LASF
  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
      - Marsico Growth Portfolio                                            SAST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Massachusetts Investors Trust Portfolio* SAST
      - MFS Mid-Cap Growth Portfolio                                        SAST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
      - Emerging Markets Portfolio                                          SAST
      - International Growth and Income Portfolio                           SAST
      - Putnam Growth: Voyager Portfolio                                    SAST
  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
      - Foreign Value Portfolio                                             SAST
 MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
      - Growth Opportunities Portfolio+                                     SAST
      - International Diversified Equities Portfolio+  SAST
      - Technology Portfolio+                                               SAST
      - Van Kampen LIT Comstock Portfolio, Class II Shares*                  VKT
      - Van Kampen LIT Emerging Growth Portfolio, Class II Shares            VKT
      - Van Kampen LIT Growth and Income Portfolio, Class II Shares          VKT
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST
BALANCED:
  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
      - American Funds Asset Allocation Portfolio                           AFIS
 MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
      - SunAmerica Balanced Portfolio                                       SAST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                          SAST
  MANAGED BY WM ADVISORS, INC.
      - Asset Allocation Portfolio                                           AST
BONDS:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - High-Yield Bond Portfolio                                           SAST
  MANAGED BY FEDERATED INVESTMENT MANAGEMENT
      - Corporate Bond Portfolio                                            SAST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
      - Global Bond Portfolio                                               SAST
  MANAGED BY VAN KAMPEN
      - Worldwide High Income Portfolio                                     SAST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Government & Quality Bond Portfolio                                  AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      - Cash Management Portfolio                                           SAST

* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. Van Kampen LIT Comstock is an equity fund seeking capital growth and income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

+ Morgan Stanley Investment Management, Inc., the subadviser for these portfolios, does business in certain instances using the name Van Kampen.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with you financial representative about the current availability of this service.

All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on a monthly periodic schedule. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    --------------------------------------------------------------
                              ACCUMULATION            UNITS
            MONTH                 UNIT              PURCHASED
    --------------------------------------------------------------
              1                  $ 7.50                100
              2                  $ 5.00                150
              3                  $10.00                 75
              4                  $ 7.50                100
              5                  $ 5.00                150
              6                  $ 7.50                100
    --------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

ASSET ALLOCATION PROGRAM

  PROGRAM DESCRIPTION

The Asset Allocation program is offered at no additional cost to assist in diversifying your investment across various asset classes. The Asset Allocation program allows you to choose from one of several Asset Allocation models designed to assist in meeting your stated investment goals. Each Asset Allocation model is comprised of a carefully selected combination of Variable Portfolios. The Asset Allocation models allocate amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.

  ENROLLING IN THE ASSET ALLOCATION PROGRAM

You may enroll in the Asset Allocation program by selecting the Asset Allocation model on the contract application form. If you already own a contract, you must complete and submit a program election form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may discontinue investing in the program at any time, subject to our rules, by providing a written request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into an Asset Allocation model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may invest in Variable Portfolios outside your selected Asset Allocation model but only in those Variable Portfolios that are not utilized in the Asset Allocation model you selected. A transfer into or out of one of the Variable Portfolios that are included in your Asset Allocation model, outside the specifications in the Asset Allocation model will effectively terminate your participation in the program.

  WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

  REBALANCING THE MODELS

You can elect to have your investment in the Asset Allocation models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within each Asset Allocation model will be rebalanced. An investment in other Variable Portfolios not included in the model cannot be rebalanced.

Over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.

  IMPORTANT INFORMATION

Using the Asset Allocation program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Asset Allocation models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in a Asset Allocation model. However, such a strategy involves a greater degree of risk because of the concentration of similar securities in a single asset class.

The Asset Allocation models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Asset Allocation models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

  TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail Policy"). For example, if you made a transfer on February 15, 2004 and within the previous six months (from August 15, 2003 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2004 must be submitted by U.S. Mail (from February 16, 2004 through February 15, 2005). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable

Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to their original percentages for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a growth Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation

     Units in the growth Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may, in our sole discretion, offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations as we determine appropriate.

In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund for another and/or merge Underlying Funds. This would occur for various reasons, such as a determination that a Underlying Fund is no longer an appropriate investment for the contract due to continuing substandard performance; changes to the portfolio manager, investment objectives, risks and strategies; or changes in federal or state laws. To the extent required by the Investment Company Act of 1940, we may be required to obtain your approval through a proxy vote or SEC approval, prior to a substitution of shares of an Underlying Fund. We will notify you in writing of any proxies or substitutions that affect the Variable Portfolios offered in your contract.
----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic payments under the Systematic Withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.

The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.
----------------------------------------------------------------
----------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
----------------------------------------------------------------
----------------------------------------------------------------

You may elect the Optional Living Benefit described below. This feature is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. Please see the description below for detailed information.

MARKETLOCK

What is MarketLock?

MarketLock (the "Benefit") is an optional feature designed to help you create a guaranteed income stream. With this feature, you are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Eligible Purchase Payments as further described below. We guarantee your ability to take these withdrawals even if the contract value falls to zero. Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance. If you elect MarketLock you will be charged an annualized fee on a quarterly basis. MarketLock has rules and restrictions that are discussed more fully below.

When can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. MarketLock may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

How does MarketLock work?

MarketLock automatically locks-in the highest Anniversary Value during the Maximum Anniversary Value ("MAV") Evaluation Period (defined below) and guarantees that this amount, less an adjustment for any withdrawals, can be withdrawn over the period that the Benefit is in effect.

The Benefit's components and value may vary depending on when the first withdrawal is taken and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 7 years of your contract. Please see "Can I extend MarketLock beyond 7 years?" below.

MarketLock Summary Table:

--------------------------------------------------------------------------------------------------------
                                MAXIMUM                     INITIAL                     MAXIMUM
                                ANNUAL                      MINIMUM                     ANNUAL
                              WITHDRAWAL                  WITHDRAWAL                  WITHDRAWAL
                              PERCENTAGE*                PERIOD PRIOR               PERCENTAGE* IF
   TIME OF FIRST             PRIOR TO ANY                   TO ANY                   EXTENSION IS
     WITHDRAWAL                EXTENSION                   EXTENSION                    ELECTED
--------------------------------------------------------------------------------------------------------
 Before 7th Benefit               5%               20 years                               5%
 Year anniversary
--------------------------------------------------------------------------------------------------------
 On or after 7th                  7%               14.28 years                            7%
 Benefit Year
 anniversary
--------------------------------------------------------------------------------------------------------

* If you are taking required minimum distributions ("RMD") from the Contract, and the portion of the RMD amount based on contract value only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than the contract value alone will be considered an excess withdrawal. This may reduce your remaining Minimum Withdrawal Period.

In order to determine the Benefit's value, we calculate each of the components as described below.

FURTHER EFFECTS OF WITHDRAWALS ON THE BENEFIT COMPONENTS ARE DESCRIBED BELOW IN "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date as adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions. Eligible Purchase Payments are limited to $1 million without our prior approval.

SECOND, we determine the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is equal to Eligible Purchase Payments, as adjusted for withdrawals of contract value. Subsequent Eligible Purchase Payments are added to the MAV Benefit Base when they are received.

On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on when you take your first withdrawal. Applicable percentages are shown in the MarketLock Summary table above. If the MAV Benefit Base is increased to the current

Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary table above for initial Minimum Withdrawal Periods. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below under "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

What is the fee for MarketLock?

The fee for MarketLock is calculated as 0.50% of the MAV Benefit Base. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary may result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawal, may decrease the dollar amount of the fee. The fee will be deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. In addition to these amounts, withdrawals in excess of the Maximum Annual Withdrawal Amount also reduce the MAV Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the withdrawal in relation to the contract value at the time of the withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in proportionately greater reduction of the benefits under the feature. This may also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE:

Withdrawals reduce the MAV Benefit Base as follows: (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal; (2) If the withdrawal, or any portion of the withdrawal, causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

     a. is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

     b. is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, if any, that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced by the remainder of the withdrawal in the same proportion that the remaining contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

CONTRACT VALUE: Any withdrawal reduces the contract value by the amount of the withdrawal.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

---------------------------------------------------------------
         AMOUNT
        WITHDRAWN
      IN A BENEFIT
          YEAR              EFFECT ON MINIMUM WITHDRAWAL PERIOD
---------------------------------------------------------------
 Amounts up to the          New Minimum Withdrawal Period = the
 Maximum Annual             MAV Benefit Base after withdrawals
 Withdrawal Amount          , divided by the current Maximum
                            Annual Withdrawal Amount
---------------------------------------------------------------
 Amounts in excess of the   New Minimum Withdrawal Period = the
 Maximum Annual             Minimum Withdrawal Period as of the
 Withdrawal Amount          prior contract anniversary minus
                            one year
---------------------------------------------------------------

THE MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF
WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. However, the contract and its other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Gross Purchase Payments and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you may select one of the following income options:

     1. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     2. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero; or

     3.  Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

Can I extend MarketLock beyond 7 years?

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and you are age 85 or younger, you will be given the chance to extend the MAV Evaluation Period for at least one additional evaluation period of 7 years. Any additional MAV Evaluation Periods, if available, will be for a time period that we determine and will be offered at our discretion. We will notify you of the time period available for election prior to the expiration of any MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the provisions for the feature, such as the fee, will change to those in effect at the time you elect to extend, which may be different from the provisions when you initially elected the feature.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, the Benefit will continue at the level in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. A younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in Anniversary Values. However, spousal continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee. You may not extend the MAV Evaluation Period and you may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.  The Minimum Withdrawal Period has been reduced to zero; or

     2.  Annuitization of the contract; or

     3.  Full surrender of the contract; or

     4.  Death benefit is paid.

We reserve the right to terminate the Benefit if withdrawals in excess of the Maximum Annual Withdrawal Amount in any Benefit Year reduce the MAV Benefit Base, as applicable, by 50% or more.

Important Information about MarketLock

MarketLock is designed to offer protection of an income stream that is derived from your initial investment in the event of a significant market downturn. MarketLock does not guarantee a withdrawal of an income stream based on any subsequent Gross Purchase Payments made after the second contract anniversary. You may never need to rely on MarketLock if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THE BENEFIT ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFITS
----------------------------------------------------------------
----------------------------------------------------------------

GENERAL INFORMATION ABOUT DEATH BENEFITS
If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are as of the date we receive paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or
     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your

Beneficiary cannot participate in the Extended Legacy program if you elected MarketLock or if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

  EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option must begin or under the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death plus Net Purchase Payments received after the 75th birthday but prior to the 86th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received between the seventh contract anniversary but prior to the 86th birthday.

     4. Gross Purchase Payments received prior to your 86th birthday, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Gross Purchase Payments received prior to your 86th birthday, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary but prior to your 86th birthday; and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

     1.  Contract value; or

     2.  The lesser of:

          a. Gross Purchase Payments received prior to your 86th birthday, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal; or

          b.  125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life Insurance Company to the same owner are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Adjusted Gross Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value as of the date of death minus Net Purchase Payments. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
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                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as Separate Account charges, for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT EXPENSES

The Separate Account expense charge is 0.85% annually of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution, depending upon market conditions. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value, starting on the first quarter following your contract date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

                                         ANNUALIZED FEE
                                         --------------
All Contract Years....................        0.50%

SALES CHARGE

We may apply an up-front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1. The sum of:

        (a) the Gross Purchase Payment amount;

        (b) the current contract value of this contract; and

        (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2. The amount, if any, you agree to contribute to this contract.


------------------------------------------------------------
                                     SALES CHARGE AS A
                                PERCENTAGE OF GROSS PURCHASE
       INVESTMENT AMOUNT              PAYMENT INVESTED
------------------------------------------------------------
  Less than $ 50,000                       5.75%
  $ 50,000 - $ 99,999                      4.75%
  $100,000 - $249,999                      3.50%
  $250,000 - $499,999                      2.50%
  $500,000 - $999,999                      2.00%
  $1,000,000 or more                       0.50%*
------------------------------------------------------------

* Additionally, a withdrawal charge of 0.50% applies to gross purchase payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal. SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing fee based services. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.

LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up-front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made to your Polaris(II) A-Class Platinum Series contract count towards your investment goal. Additionally, Gross Purchase Payments made to your Polaris(II) A-Class Platinum Series contract within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your Polaris(II) A-Class Platinum Series contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for each Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your Polaris(II) A-Class Platinum Series contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal or Rights of Accumulation privileges. The charges are deducted from your investment options in the same proportion as their values are to your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

The Letter of Intent feature may not be available in all states. Please contact your investment representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than your Polaris(II) A-Class Platinum Series contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions. Qualifying investments must be held in an account at your financial representative's firm and for which such firm is the broker of record.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment qualifying for a sales charge of 0.50% (that is, your investment amount is $1,000,000 or more) remains subject to a withdrawal charge of 0.50%. The withdrawal charge applies to such Gross Purchase Payment or any portion of it withdrawn if invested less than 12 months prior to such withdrawal. When calculating the withdrawal charge, we treat withdrawals as coming first from earnings, then from the Purchase Payments that have been in your contract the longest.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract, we deduct any applicable sales charge from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

     INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

     12B-1 FEES

Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is an annualized 0.25% fee applicable to Class 3 shares of the SunAmerica Series Trust and the Anchor Series Trust, Class II shares of the Van Kampen Life Investment Trust and Class 2 shares of the American Funds Insurance Series. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from your contract value on your contract anniversary. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we are currently waiving this fee. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL ESTATEPLUS FEE

The fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age 59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.
You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract.

Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT

The Company originally established a separate account, Variable Annuity Account Seven ("separate account"), under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, American International Group, Inc. ("AIG"), and the Company's insurance policy obligations are guaranteed by American Home Assurance Company, a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts option, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

  PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 5% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National

Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

  PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50%. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

[TO BE UPDATED BY AMENDMENT]

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.

                          [TO BE UPDATED BY AMENDMENT]

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available upon written request addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account..............................      3
General Account...............................      3
Support Agreement Between the Company and
  AIG.........................................      4
Performance Data..............................      4
Income Payments...............................      7
Annuity Unit Values...........................     10
Taxes.........................................     13
Distribution of Contracts.....................     19
Financial Statements..........................     19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    INCEPTION TO     4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
  POLARIS II A-CLASS PORTFOLIOS       4/30/00          4/30/01           4/30/02           4/30/03           4/30/04
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception
  Date - 10/28/99)
  Beginning AUV...................      10.00       (a)      14.03    (a)     11.590    (a)      9.861    (a)      8.681
                                                    (b)      12.97    (b)     11.585    (b)      9.822    (b)      8.625
  Ending AUV......................      14.03       (a)      11.59    (a)      9.861    (a)      8.681    (a)     10.676
                                                    (b)      11.59    (b)      9.822    (b)      8.625    (b)     10.581
  Ending Number of AUs............    226,697       (a)  1,301,826    (a)  2,010,220    (a)  2,242,839    (a)  3,348,839
                                                    (b)     11,589    (b)    112,490    (b)    193,637    (b)    339,695
------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date - 12/16/99)
  Beginning AUV...................      10.00       (a)      10.13    (a)     11.181    (a)     11.876    (a)     12.783
                                                    (b)      11.09    (b)     11.175    (b)     11.840    (b)     12.713
  Ending AUV......................      10.13       (a)      11.18    (a)     11.876    (a)     12.783    (a)     12.811
                                                    (b)      11.18    (b)     11.840    (b)     12.713    (b)     12.709
  Ending Number of AUs............     10,743       (a)    142,268    (a)    429,130    (a)  1,104,627    (a)  1,717,250
                                                    (b)      2,041    (b)     22,384    (b)     71,303    (b)    138,314
------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 11/1/99)
  Beginning AUV...................      10.00       (a)      11.95    (a)     10.256    (a)      9.065    (a)      7.685
                                                    (b)      11.29    (b)     10.251    (b)      9.037    (b)      7.643
  Ending AUV......................      11.95       (a)      10.26    (a)      9.065    (a)      7.685    (a)      9.573
                                                    (b)      10.25    (b)      9.037    (b)      7.643    (b)      9.495
  Ending Number of AUs............     93,965       (a)    563,506    (a)  1,102,754    (a)  1,319,642    (a)  2,235,693
                                                    (b)      6,206    (b)     55,407    (b)     97,032    (b)    198,143
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date
  - 11/1/99)
  Beginning AUV...................      10.00       (a)      14.14    (a)     10.166    (a)      7.753    (a)      6.307
                                                    (b)      11.78    (b)     10.162    (b)      7.740    (b)      6.281
  Ending AUV......................      14.14       (a)      10.17    (a)      7.753    (a)      6.307    (a)      7.730
                                                    (b)      10.16    (b)      7.740    (b)      6.281    (b)      7.678
  Ending Number of AUs............     49,324       (a)    207,783    (a)    207,493    (a)    142,222    (a)    180,321
                                                    (b)        365    (b)      1,492    (b)      6,373    (b)     12,138
------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date -
  10/28/99)
  Beginning AUV...................      10.00       (a)      11.75    (a)      8.502    (a)      6.812    (a)      5.728
                                                    (b)       9.76    (b)      8.498    (b)      6.791    (b)      5.697
  Ending AUV......................      11.75       (a)       8.50    (a)      6.812    (a)      5.728    (a)      6.430
                                                    (b)       8.50    (b)      6.791    (b)      5.697    (b)      6.379
  Ending Number of AUs............    423,804       (a)  2,004,620    (a)  2,695,963    (a)  2,297,444    (a)  1,944,993
                                                    (b)     10,150    (b)    111,553    (b)    133,969    (b)    138,351
------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date -
  11/12/99)
  Beginning AUV...................      10.00       (a)      10.34    (a)      9.975    (a)      9.613    (a)      9.320
                                                    (b)      10.35    (b)      9.975    (b)      9.590    (b)      9.274
  Ending AUV......................      10.34       (a)       9.97    (a)      9.613    (a)      9.320    (a)     11.082
                                                    (b)       9.97    (b)      9.590    (b)      9.274    (b)     10.999
  Ending Number of AUs............     14,781       (a)    112,976    (a)    245,567    (a)    246,399    (a)    324,870
                                                    (b)         --    (b)     23,126    (b)     24,587    (b)     12,280
------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date -
  9/5/00)
  Beginning AUV...................        N/A       (a)      10.00    (a)      7.109    (a)      5.642    (a)      4.604
                                                    (b)       8.03    (b)      7.105    (b)      5.625    (b)      4.578
  Ending AUV......................        N/A       (a)       7.11    (a)      5.642    (a)      4.604    (a)      5.371
                                                    (b)       7.10    (b)      5.625    (b)      4.578    (b)      5.327
  Ending Number of AUs............        N/A       (a)     30,980    (a)    109,746    (a)    155,299    (a)    177,965
                                                    (b)        335    (b)     10,661    (b)      9,776    (b)     23,464
------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date -
  11/29/99)
  Beginning AUV...................      10.00       (a)      10.20    (a)     10.707    (a)     10.891    (a)     10.923
                                                    (b)      10.60    (b)     10.710    (b)     10.886    (b)     10.891
  Ending AUV......................      10.20       (a)      10.71    (a)     10.891    (a)     10.923    (a)     10.891
                                                    (b)      10.71    (b)     10.886    (b)     10.891    (b)     10.832
  Ending Number of AUs............      3,737       (a)     58,423    (a)    171,876    (a)    321,915    (a)    375,789
                                                    (b)        495    (b)      5,858    (b)     43,742    (b)     44,481
------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

                                       4/30/04 TO
  POLARIS II A-CLASS PORTFOLIOS         4/30/05
----------------------------------  ----------------
----------------------------------  ----------------
Capital Appreciation (Inception
  Date - 10/28/99)
  Beginning AUV...................   (a)      10.676
                                     (b)      10.581
  Ending AUV......................   (a)      10.759
                                     (b)      10.637
  Ending Number of AUs............   (a)   5,011,960
                                     (b)     470,268
---------------------------------------------------------------
Government and Quality Bond
  (Inception Date - 12/16/99)
  Beginning AUV...................   (a)      12.811
                                     (b)      12.709
  Ending AUV......................   (a)      13.283
                                     (b)      13.145
  Ending Number of AUs............   (a)   2,798,749
                                     (b)     210,678
---------------------------------------------------------------------------
Growth (Inception Date - 11/1/99)
  Beginning AUV...................   (a)       9.573
                                     (b)       9.495
  Ending AUV......................   (a)      10.133
                                     (b)      10.026
  Ending Number of AUs............   (a)   3,599,424
                                     (b)     280,792
---------------------------------------------------------------------------------------
Aggressive Growth (Inception Date
  - 11/1/99)
  Beginning AUV...................   (a)       7.730
                                     (b)       7.678
  Ending AUV......................   (a)       8.508
                                     (b)       8.430
  Ending Number of AUs............   (a)     200,065
                                     (b)      11,309
---------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date -
  10/28/99)
  Beginning AUV...................   (a)       6.430
                                     (b)       6.379
  Ending AUV......................   (a)       6.523
                                     (b)       6.455
  Ending Number of AUs............   (a)   1,483,547
                                     (b)     117,667
---------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date -
  11/12/99)
  Beginning AUV...................   (a)      11.082
                                     (b)      10.999
  Ending AUV......................   (a)      11.779
                                     (b)      11.661
  Ending Number of AUs............   (a)     391,287
                                     (b)      13,285
------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date -
  9/5/00)
  Beginning AUV...................   (a)       5.371
                                     (b)       5.327
  Ending AUV......................   (a)       5.292
                                     (b)       5.236
  Ending Number of AUs............   (a)     241,276
                                     (b)      27,066
------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date -
  11/29/99)
  Beginning AUV...................   (a)      10.891
                                     (b)      10.832
  Ending AUV......................   (a)      10.945
                                     (b)      10.857
  Ending Number of AUs............   (a)     510,350
                                     (b)      31,888
------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional E
(b) With election of optional Esta
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

                                    INCEPTION TO     4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
  POLARIS II A-CLASS PORTFOLIOS       4/30/00          4/30/01           4/30/02           4/30/03           4/30/04
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date -
  12/27/99)
  Beginning AUV...................      10.00       (a)      10.01    (a)     10.740    (a)     11.343    (a)     12.402
                                                    (b)      10.64    (b)     10.734    (b)     11.305    (b)     12.330
  Ending AUV......................      10.01       (a)      10.74    (a)     11.343    (a)     12.402    (a)     13.215
                                                    (b)      10.73    (b)     11.305    (b)     12.330    (b)     13.105
  Ending Number of AUs............      3,500       (a)     87,233    (a)    208,179    (a)    428,783    (a)  1,216,579
                                                    (b)         90    (b)     40,808    (b)     62,702    (b)    142,952
------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception
  Date - 10/28/99)
  Beginning AUV...................      10.00       (a)      11.61    (a)     10.816    (a)      9.889    (a)      8.635
                                                    (b)      11.59    (b)     10.807    (b)      9.857    (b)      8.585
  Ending AUV......................      11.61       (a)      10.82    (a)      9.889    (a)      8.635    (a)     11.288
                                                    (b)      10.81    (b)      9.857    (b)      8.585    (b)     11.195
  Ending Number of AUs............    353,493       (a)  1,957,911    (a)  3,277,861    (a)  3,552,389    (a)  4,219,824
                                                    (b)     16,912    (b)    167,991    (b)    274,799    (b)    431,379
------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception
  Date - 1/3/00)
  Beginning AUV...................      10.00       (a)       9.51    (a)     10.714    (a)     11.602    (a)     10.025
                                                    (b)      10.18    (b)     10.714    (b)     11.592    (b)      9.991
  Ending AUV......................       9.51       (a)      10.71    (a)     11.602    (a)     10.025    (a)     12.541
                                                    (b)      10.71    (b)     11.592    (b)      9.991    (b)     12.467
  Ending Number of AUs............      3,381       (a)     30,007    (a)     69,011    (a)     74,185    (a)     60,730
                                                    (b)         --    (b)      1,004    (b)     11,035    (b)      8,220
------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date -
  11/10/99)
  Beginning AUV...................      10.00       (a)      11.53    (a)      8.062    (a)      8.844    (a)      7.355
                                                    (b)       9.07    (b)      8.072    (b)      8.832    (b)      7.327
  Ending AUV......................      11.53       (a)       8.06    (a)      8.844    (a)      7.355    (a)     11.021
                                                    (b)       8.07    (b)      8.832    (b)      7.327    (b)     10.952
  Ending Number of AUs............     16,356       (a)    152,174    (a)    132,773    (a)    102,396    (a)     81,009
                                                    (b)      2,733    (b)      6,718    (b)     10,925    (b)      6,243
------------------------------------------------------------------------------------------------------------------------
Federated American Leaders
  (Inception Date - 11/1/99)
  Beginning AUV...................      10.00       (a)      10.03    (a)     10.676    (a)      9.858    (a)      8.200
                                                    (b)      10.78    (b)     10.674    (b)      9.829    (b)      8.156
  Ending AUV......................      10.03       (a)      10.68    (a)      9.858    (a)      8.200    (a)     10.153
                                                    (b)      10.67    (b)      9.829    (b)      8.156    (b)     10.073
  Ending Number of AUs............     49,962       (a)    227,673    (a)    469,139    (a)    560,019    (a)    833,201
                                                    (b)        206    (b)     21,853    (b)     24,706    (b)     44,202
------------------------------------------------------------------------------------------------------------------------
Foreign Value (Inception Date -
          )
  Beginning AUV...................        N/A                  N/A               N/A               N/A               N/A
  Ending AUV......................        N/A                  N/A               N/A               N/A               N/A
  Ending Number of AUs............        N/A                  N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -
  11/29/99)
  Beginning AUV...................      10.00       (a)      10.20    (a)     11.015    (a)     11.307    (a)     12.105
                                                    (b)      10.92    (b)     11.012    (b)     11.275    (b)     12.040
  Ending AUV......................      10.20       (a)      11.01    (a)     11.307    (a)     12.105    (a)     12.246
                                                    (b)      11.01    (b)     11.275    (b)     12.040    (b)     12.149
  Ending Number of AUs............      1,149       (a)     17,170    (a)     45,752    (a)     74,019    (a)    141,130
                                                    (b)         44    (b)      4,201    (b)      6,954    (b)     11,858
------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date -
  11/8/99)
  Beginning AUV...................      10.00       (a)      11.70    (a)      8.651    (a)      7.071    (a)      5.740
                                                    (b)       9.90    (b)      8.647    (b)      7.051    (b)      5.710
  Ending AUV......................      11.70       (a)       8.65    (a)      7.071    (a)      5.740    (a)      6.936
                                                    (b)       8.65    (b)      7.051    (b)      5.710    (b)      6.882
  Ending Number of AUs............     81,597       (a)    506,012    (a)    628,393    (a)    477,240    (a)    388,668
                                                    (b)      2,756    (b)      9,687    (b)      9,781    (b)      7,971
------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

                                       4/30/04 TO
  POLARIS II A-CLASS PORTFOLIOS         4/30/05
----------------------------------  ----------------
----------------------------------  ----------------
Corporate Bond (Inception Date -
  12/27/99)
  Beginning AUV...................   (a)      13.215
                                     (b)      13.105
  Ending AUV......................   (a)      13.780
                                     (b)      13.631
  Ending Number of AUs............   (a)   2,764,553
                                     (b)     234,296
---------------------------------------------------------------
Davis Venture Value (Inception
  Date - 10/28/99)
  Beginning AUV...................   (a)      11.288
                                     (b)      11.195
  Ending AUV......................   (a)      12.307
                                     (b)      12.175
  Ending Number of AUs............   (a)   5,266,766
                                     (b)     543,292
---------------------------------------------------------------------------
"Dogs" of Wall Street (Inception
  Date - 1/3/00)
  Beginning AUV...................   (a)      12.541
                                     (b)      12.467
  Ending AUV......................   (a)      12.817
                                     (b)      12.709
  Ending Number of AUs............   (a)      71,462
                                     (b)       5,785
---------------------------------------------------------------------------------------
Emerging Markets (Inception Date -
  11/10/99)
  Beginning AUV...................   (a)      11.021
                                     (b)      10.952
  Ending AUV......................   (a)      13.611
                                     (b)      13.492
  Ending Number of AUs............   (a)      83,882
                                     (b)       8,275
---------------------------------------------------------------------------------------------------
Federated American Leaders
  (Inception Date - 11/1/99)
  Beginning AUV...................   (a)      10.153
                                     (b)      10.073
  Ending AUV......................   (a)      10.805
                                     (b)      10.694
  Ending Number of AUs............   (a)   1,123,719
                                     (b)      69,259
---------------------------------------------------------------------------------------------------------------
Foreign Value (Inception Date -
          )
  Beginning AUV...................               N/A
  Ending AUV......................               N/A
  Ending Number of AUs............               N/A
------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -
  11/29/99)
  Beginning AUV...................   (a)      12.246
                                     (b)      12.149
  Ending AUV......................   (a)      12.807
                                     (b)      12.675
  Ending Number of AUs............   (a)     271,920
                                     (b)      23,374
------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date -
  11/8/99)
  Beginning AUV...................   (a)       6.936
                                     (b)       6.882
  Ending AUV......................   (a)       7.351
                                     (b)       7.275
  Ending Number of AUs............   (a)     293,259
                                     (b)       7,970
------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional E
(b) With election of optional Esta
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

                                    INCEPTION TO     4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
  POLARIS II A-CLASS PORTFOLIOS       4/30/00          4/30/01           4/30/02           4/30/03           4/30/04
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception
  Date - 8/1/00)
  Beginning AUV...................        N/A       (a)      10.00    (a)      8.715    (a)      6.088    (a)      5.244
                                                    (b)       9.76    (b)      8.716    (b)      6.072    (b)      5.216
  Ending AUV......................        N/A       (a)       8.72    (a)      6.088    (a)      5.244    (a)      6.436
                                                    (b)       8.72    (b)      6.072    (b)      5.216    (b)      6.386
  Ending Number of AUs............        N/A       (a)     31,175    (a)     80,348    (a)     76,812    (a)    117,350
                                                    (b)        326    (b)      7,463    (b)     10,045    (b)     10,208
------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date -
  11/1/99)
  Beginning AUV...................      10.00       (a)      11.39    (a)      9.513    (a)      8.093    (a)      6.979
                                                    (b)      10.42    (b)      9.507    (b)      8.069    (b)      6.941
  Ending AUV......................      11.39       (a)       9.51    (a)      8.093    (a)      6.979    (a)      8.348
                                                    (b)       9.51    (b)      8.069    (b)      6.941    (b)      8.282
  Ending Number of AUs............    335,543       (a)  1,673,087    (a)  2,296,734    (a)  1,743,668    (a)  1,520,053
                                                    (b)      8,279    (b)    107,132    (b)    109,068    (b)     97,758
------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception
  Date - 8/22/00)
  Beginning AUV...................        N/A       (a)      10.00    (a)      6.857    (a)      5.010    (a)      3.637
                                                    (b)       8.60    (b)      6.857    (b)      5.241    (b)      3.833
  Ending AUV......................        N/A       (a)       6.86    (a)      5.010    (a)      3.637    (a)      4.409
                                                    (b)       6.86    (b)      5.241    (b)      3.833    (b)      4.634
  Ending Number of AUs............        N/A       (a)     54,857    (a)     75,693    (a)     48,013    (a)     54,926
                                                    (b)         --    (b)          5    (b)        317    (b)      3,556
------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date -
  11/29/99)
  Beginning AUV...................      10.00       (a)      10.06    (a)      9.299    (a)      8.744    (a)      9.005
                                                    (b)       9.71    (b)      9.299    (b)      8.728    (b)      8.965
  Ending AUV......................      10.06       (a)       9.30    (a)      8.744    (a)      9.005    (a)     10.682
                                                    (b)       9.30    (b)      8.728    (b)      8.965    (b)     10.608
  Ending Number of AUs............     13,058       (a)     91,018    (a)    182,420    (a)    267,960    (a)    587,922
                                                    (b)         --    (b)      5,112    (b)     18,202    (b)     46,284
------------------------------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - 11/23/99)
  Beginning AUV...................      10.00       (a)       9.87    (a)      7.958    (a)      6.634    (a)      4.641
                                                    (b)       8.63    (b)      7.953    (b)      6.614    (b)      4.616
  Ending AUV......................       9.87       (a)       7.96    (a)      6.634    (a)      4.641    (a)      6.156
                                                    (b)       7.95    (b)      6.614    (b)      4.616    (b)      6.111
  Ending Number of AUs............     30,627       (a)    139,489    (a)    216,629    (a)    204,331    (a)    259,738
                                                    (b)        656    (b)      1,943    (b)      1,550    (b)     11,443
------------------------------------------------------------------------------------------------------------------------
International Growth and Income
  (Inception Date - 10/28/99)
  Beginning AUV...................      10.00       (a)      10.82    (a)      9.717    (a)      8.498    (a)      6.648
                                                    (b)      10.46    (b)      9.715    (b)      8.476    (b)      6.614
  Ending AUV......................      10.82       (a)       9.72    (a)      8.498    (a)      6.648    (a)      9.079
                                                    (b)       9.72    (b)      8.476    (b)      6.614    (b)      9.011
  Ending Number of AUs............    132,522       (a)    663,722    (a)    907,962    (a)    837,785    (a)    748,220
                                                    (b)      1,472    (b)     20,303    (b)     32,278    (b)     35,769
------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust
  (Inception Date - 11/1/99)
  Beginning AUV...................      10.00       (a)      10.49    (a)      9.736    (a)      8.225    (a)      7.039
                                                    (b)      10.34    (b)      9.735    (b)      8.203    (b)      7.003
  Ending AUV......................      10.49       (a)       9.74    (a)      8.225    (a)      7.039    (a)      8.136
                                                    (b)       9.74    (b)      8.203    (b)      7.003    (b)      8.074
  Ending Number of AUs............    114,191       (a)    581,736    (a)    972,320    (a)    902,075    (a)    805,399
                                                    (b)      5,570    (b)     66,103    (b)     90,251    (b)     91,094
------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date
  - 11/1/99)
  Beginning AUV...................      10.00       (a)      13.69    (a)     13.193    (a)      8.269    (a)      5.884
                                                    (b)      14.87    (b)     13.188    (b)      8.244    (b)      5.852
  Ending AUV......................      13.69       (a)      13.19    (a)      8.269    (a)      5.884    (a)      7.834
                                                    (b)      13.19    (b)      8.244    (b)      5.852    (b)      7.772
  Ending Number of AUs............     30,505       (a)    344,347    (a)    442,836    (a)    449,234    (a)    441,724
                                                    (b)        306    (b)     25,484    (b)     33,748    (b)     35,097
------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

                                       4/30/04 TO
  POLARIS II A-CLASS PORTFOLIOS         4/30/05
----------------------------------  ----------------
----------------------------------  ----------------
Goldman Sachs Research (Inception
  Date - 8/1/00)
  Beginning AUV...................   (a)       6.436
                                     (b)       6.386
  Ending AUV......................   (a)       6.560
                                     (b)       6.493
  Ending Number of AUs............   (a)     166,184
                                     (b)      12,093
---------------------------------------------------------------
Growth-Income (Inception Date -
  11/1/99)
  Beginning AUV...................   (a)       8.348
                                     (b)       8.282
  Ending AUV......................   (a)       8.513
                                     (b)       8.424
  Ending Number of AUs............   (a)   1,251,543
                                     (b)      91,889
---------------------------------------------------------------------------
Growth Opportunities (Inception
  Date - 8/22/00)
  Beginning AUV...................   (a)       4.409
                                     (b)       4.634
  Ending AUV......................   (a)       4.383
                                     (b)       4.595
  Ending Number of AUs............   (a)      63,432
                                     (b)       2,026
---------------------------------------------------------------------------------------
High-Yield Bond (Inception Date -
  11/29/99)
  Beginning AUV...................   (a)      10.682
                                     (b)      10.608
  Ending AUV......................   (a)      12.020
                                     (b)      11.908
  Ending Number of AUs............   (a)     781,111
                                     (b)      53,321
---------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - 11/23/99)
  Beginning AUV...................   (a)       6.156
                                     (b)       6.111
  Ending AUV......................   (a)       6.854
                                     (b)       6.788
  Ending Number of AUs............   (a)     292,725
                                     (b)      15,209
---------------------------------------------------------------------------------------------------------------
International Growth and Income
  (Inception Date - 10/28/99)
  Beginning AUV...................   (a)       9.079
                                     (b)       9.011
  Ending AUV......................   (a)      10.236
                                     (b)      10.133
  Ending Number of AUs............   (a)     872,379
                                     (b)      36,801
------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust
  (Inception Date - 11/1/99)
  Beginning AUV...................   (a)       8.136
                                     (b)       8.074
  Ending AUV......................   (a)       8.858
                                     (b)       8.768
  Ending Number of AUs............   (a)     671,759
                                     (b)      62,443
------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date
  - 11/1/99)
  Beginning AUV...................   (a)       7.834
                                     (b)       7.772
  Ending AUV......................   (a)       7.605
                                     (b)       7.525
  Ending Number of AUs............   (a)     428,891
                                     (b)      35,343
------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional E
(b) With election of optional Esta
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

                                    INCEPTION TO     4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
  POLARIS II A-CLASS PORTFOLIOS       4/30/00          4/30/01           4/30/02           4/30/03           4/30/04
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date -
  10/28/99)
  Beginning AUV...................      10.00       (a)      10.22    (a)     11.789    (a)     11.859    (a)     11.289
                                                    (b)      11.64    (b)     11.782    (b)     11.821    (b)     11.226
  Ending AUV......................      10.22       (a)      11.79    (a)     11.859    (a)     11.289    (a)     12.842
                                                    (b)      11.78    (b)     11.821    (b)     11.226    (b)     12.738
  Ending Number of AUs............     50,264       (a)    355,139    (a)  1,374,837    (a)  2,391,121    (a)  3,949,893
                                                    (b)      4,588    (b)     94,278    (b)    218,848    (b)    432,049
------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date
  -         )
  Beginning AUV...................        N/A                  N/A               N/A               N/A               N/A
  Ending AUV......................        N/A                  N/A               N/A               N/A               N/A
  Ending Number of AUs............        N/A                  N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception
  Date - 11/1/99)
  Beginning AUV...................      10.00       (a)      11.33    (a)      8.383    (a)      6.571    (a)      5.480
                                                    (b)       9.55    (b)      8.380    (b)      6.553    (b)      5.451
  Ending AUV......................      11.33       (a)       8.38    (a)      6.571    (a)      5.480    (a)      6.333
                                                    (b)       8.38    (b)      6.553    (b)      5.451    (b)      6.284
  Ending Number of AUs............    177,965       (a)    820,691    (a)    953,847    (a)    817,468    (a)  1,063,200
                                                    (b)      3,244    (b)     25,257    (b)     22,523    (b)     93,442
------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date -
  2/7/00)
  Beginning AUV...................      10.00       (a)      10.77    (a)     12.621    (a)     14.317    (a)     14.880
                                                    (b)      12.42    (b)     12.623    (b)     14.279    (b)     14.804
  Ending AUV......................      10.77       (a)      12.62    (a)     14.317    (a)     14.880    (a)     18.683
                                                    (b)      12.62    (b)     14.279    (b)     14.804    (b)     18.540
  Ending Number of AUs............      2,461       (a)     15,795    (a)     69,705    (a)     88,262    (a)    108,473
                                                    (b)         39    (b)        928    (b)      3,919    (b)      5,621
------------------------------------------------------------------------------------------------------------------------
Small and Mid-Cap Value (Inception
  Date -         )
  Beginning AUV...................        N/A                  N/A               N/A               N/A               N/A
  Ending AUV......................        N/A                  N/A               N/A               N/A               N/A
  Ending Number of AUs............        N/A                  N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------
Small Company Value (Inception
  Date -         )
  Beginning AUV...................        N/A                  N/A               N/A               N/A               N/A
  Ending AUV......................        N/A                  N/A               N/A               N/A               N/A
  Ending Number of AUs............        N/A                  N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception
  Date - 10/28/99)
  Beginning AUV...................      10.00       (a)      11.01    (a)      9.336    (a)      8.175    (a)      7.437
                                                    (b)      10.08    (b)      9.333    (b)      8.152    (b)      7.398
  Ending AUV......................      11.01       (a)       9.34    (a)      8.175    (a)      7.437    (a)      8.207
                                                    (b)       9.33    (b)      8.152    (b)      7.398    (b)      8.143
  Ending Number of AUs............     93,619       (a)    431,856    (a)    632,064    (a)    550,347    (a)    530,846
                                                    (b)        265    (b)     19,591    (b)     24,362    (b)     27,544
------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date -
  8/21/00)
  Beginning AUV...................        N/A       (a)      10.00    (a)      4.375    (a)      2.507    (a)      1.815
                                                    (b)       6.68    (b)      4.375    (b)      2.499    (b)      1.805
  Ending AUV......................        N/A       (a)       4.38    (a)      2.507    (a)      1.815    (a)      2.174
                                                    (b)       4.38    (b)      2.499    (b)      1.805    (b)      2.157
  Ending Number of AUs............        N/A       (a)     23,583    (a)     46,009    (a)     58,799    (a)    108,335
                                                    (b)         --    (b)      3,185    (b)      7,962    (b)     13,639
------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

                                       4/30/04 TO
  POLARIS II A-CLASS PORTFOLIOS         4/30/05
----------------------------------  ----------------
----------------------------------  ----------------
MFS Total Return (Inception Date -
  10/28/99)
  Beginning AUV...................   (a)      12.842
                                     (b)      12.738
  Ending AUV......................   (a)      13.850
                                     (b)   13.703269
  Ending Number of AUs............   (a)   6,359,705
                                     (b)     625,544
---------------------------------------------------------------
Natural Resources (Inception Date
  -         )
  Beginning AUV...................               N/A
  Ending AUV......................               N/A
  Ending Number of AUs............               N/A
---------------------------------------------------------------------------
Putnam Growth: Voyager (Inception
  Date - 11/1/99)
  Beginning AUV...................   (a)       6.333
                                     (b)       6.284
  Ending AUV......................   (a)       6.216
                                     (b)       6.153
  Ending Number of AUs............   (a)   1,613,813
                                     (b)     143,580
---------------------------------------------------------------------------------------
Real Estate (Inception Date -
  2/7/00)
  Beginning AUV...................   (a)      18.683
                                     (b)      18.540
  Ending AUV......................   (a)      24.630
                                     (b)      24.381
  Ending Number of AUs............   (a)     158,560
                                     (b)      13,970
---------------------------------------------------------------------------------------------------
Small and Mid-Cap Value (Inception
  Date -         )
  Beginning AUV...................               N/A
  Ending AUV......................               N/A
  Ending Number of AUs............               N/A
---------------------------------------------------------------------------------------------------------------
Small Company Value (Inception
  Date -         )
  Beginning AUV...................               N/A
  Ending AUV......................               N/A
  Ending Number of AUs............               N/A
------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception
  Date - 10/28/99)
  Beginning AUV...................   (a)       8.207
                                     (b)       8.143
  Ending AUV......................   (a)       8.489
                                     (b)       8.401
  Ending Number of AUs............   (a)     538,668
                                     (b)      30,592
------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date -
  8/21/00)
  Beginning AUV...................   (a)       2.174
                                     (b)       2.157
  Ending AUV......................   (a)       2.063
                                     (b)       2.041
  Ending Number of AUs............   (a)     126,057
                                     (b)      14,654
------------------------------------------------------------------------------------------------------------------------
(a) Without election of the option
(b) With election of the optional
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

                                    INCEPTION TO     4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
  POLARIS II A-CLASS PORTFOLIOS       4/30/00          4/30/01           4/30/02           4/30/03           4/30/04
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception
  Date - 11/10/99)
  Beginning AUV...................      10.00       (a)      10.42    (a)      9.735    (a)      9.735    (a)     10.471
                                                    (b)      10.54    (b)      9.735    (b)      9.711    (b)     10.420
  Ending AUV......................      10.42       (a)       9.74    (a)      9.735    (a)     10.471    (a)     11.563
                                                    (b)       9.74    (b)      9.711    (b)     10.420    (b)     11.477
  Ending Number of AUs............      3,802       (a)     31,309    (a)     42,247    (a)     63,528    (a)    126,343
                                                    (b)         --    (b)      3,483    (b)      6,051    (b)     14,716
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II
  Shares (Inception Date -
  10/15/01)
  Beginning AUV...................        N/A                  N/A    (a)     10.000    (a)     10.027    (a)      8.408
                                                                      (b)     10.000    (b)     10.017    (b)      8.378
  Ending AUV......................        N/A                  N/A    (a)     10.027    (a)      8.408    (a)     10.799
                                                                      (b)     10.017    (b)      8.378    (b)     10.734
  Ending Number of AUs............        N/A                  N/A    (a)    458,910    (a)  1,732,236    (a)  4,509,831
                                                                      (b)     30,268    (b)    145,026    (b)    462,772
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth,
  Class II Shares (Inception Date
  - 10/15/01)
  Beginning AUV...................        N/A                  N/A    (a)     10.000    (a)      9.449    (a)      7.332
                                                                      (b)     10.000    (b)      9.471    (b)      7.331
  Ending AUV......................        N/A                  N/A    (a)      9.449    (a)      7.332    (a)      8.514
                                                                      (b)      9.471    (b)      7.331    (b)      8.491
  Ending Number of AUs............        N/A                  N/A    (a)     51,578    (a)    221,473    (a)    568,055
                                                                      (b)     13,454    (b)     39,858    (b)     76,046
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income,
  Class II Shares (Inception Date
  - 10/15/01)
  Beginning AUV...................        N/A                  N/A    (a)     10.000    (a)     10.807    (a)      9.051
                                                                      (b)     10.000    (b)     10.776    (b)      9.003
  Ending AUV......................        N/A                  N/A    (a)     10.807    (a)      9.051    (a)     11.287
                                                                      (b)     10.776    (b)      9.003    (b)     11.199
  Ending Number of AUs............        N/A                  N/A    (a)    187,349    (a)    977,264    (a)  2,967,167
                                                                      (b)     21,215    (b)    124,050    (b)    313,207
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth and
  Income (Inception Date - 5/1/02)
  Beginning AUV...................        N/A                  N/A               N/A    (a)     10.000    (a)      8.561
                                                                                        (b)     10.000    (b)      8.540
  Ending AUV......................        N/A                  N/A               N/A    (a)      8.561    (a)     10.654
                                                                                        (b)      8.540    (b)     10.602
  Ending Number of AUs............        N/A                  N/A               N/A    (a)  1,045,100    (a)  4,090,198
                                                                                        (b)     99,187    (b)    472,794
------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation
  (Inception Date - 9/30/02)
  Beginning AUV...................        N/A                  N/A               N/A    (a)     10.000    (a)     10.763
                                                                                        (b)     10.000    (b)     10.755
  Ending AUV......................        N/A                  N/A               N/A    (a)     10.763    (a)     12.438
                                                                                        (b)     10.755    (b)     12.398
  Ending Number of AUs............        N/A                  N/A               N/A    (a)    799,987    (a)  4,341,675
                                                                                        (b)     53,140    (b)    457,726
------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth
  (Inception Date - 9/30/02)
  Beginning AUV...................        N/A                  N/A               N/A    (a)     10.000    (a)     11.274
                                                                                        (b)     10.000    (b)     11.264
  Ending AUV......................        N/A                  N/A               N/A    (a)     11.274    (a)     14.832
                                                                                        (b)     11.264    (b)     14.783
  Ending Number of AUs............        N/A                  N/A               N/A    (a)    174,275    (a)  1,616,933
                                                                                        (b)      6,326    (b)    189,446
------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

                                       4/30/04 TO
  POLARIS II A-CLASS PORTFOLIOS         4/30/05
----------------------------------  ----------------
----------------------------------  ----------------
Worldwide High Income (Inception
  Date - 11/10/99)
  Beginning AUV...................   (a)      11.563
                                     (b)      11.477
  Ending AUV......................   (a)      12.571
                                     (b)      12.446
  Ending Number of AUs............   (a)     241,802
                                     (b)      17,004
---------------------------------------------------------------
Van Kampen LIT Comstock, Class II
  Shares (Inception Date -
  10/15/01)
  Beginning AUV...................   (a)      10.799
                                     (b)      10.734
  Ending AUV......................   (a)      11.995
                                     (b)      11.894
  Ending Number of AUs............   (a)   9,483,533
                                     (b)     846,244
---------------------------------------------------------------------------
Van Kampen LIT Emerging Growth,
  Class II Shares (Inception Date
  - 10/15/01)
  Beginning AUV...................   (a)       8.514
                                     (b)       8.491
  Ending AUV......................   (a)       8.603
                                     (b)       8.559
  Ending Number of AUs............   (a)     738,594
                                     (b)      81,765
---------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income,
  Class II Shares (Inception Date
  - 10/15/01)
  Beginning AUV...................   (a)      11.287
                                     (b)      11.199
  Ending AUV......................   (a)      12.623
                                     (b)      12.494
  Ending Number of AUs............   (a)   6,430,178
                                     (b)     575,351
---------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth and
  Income (Inception Date - 5/1/02)
  Beginning AUV...................   (a)      10.654
                                     (b)      10.602
  Ending AUV......................   (a)      11.375
                                     (b)      11.291
  Ending Number of AUs............   (a)   8,213,816
                                     (b)     736,996
---------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation
  (Inception Date - 9/30/02)
  Beginning AUV...................   (a)      12.438
                                     (b)      12.398
  Ending AUV......................   (a)      13.183
                                     (b)      13.107
  Ending Number of AUs............   (a)   9,466,337
                                     (b)     815,311
------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth
  (Inception Date - 9/30/02)
  Beginning AUV...................   (a)      14.832
                                     (b)      14.783
  Ending AUV......................   (a)      15.894
                                     (b)      15.801
  Ending Number of AUs............   (a)   4,595,577
                                     (b)     354,881
------------------------------------------------------------------------------------------------------------------------
(a) Without election of the option
(b) With election of the optional
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

                                    INCEPTION TO     4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
  POLARIS II A-CLASS PORTFOLIOS       4/30/00          4/30/01           4/30/02           4/30/03           4/30/04
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
American Funds Growth (Inception
  Date - 9/30/02)
  Beginning AUV...................        N/A                  N/A               N/A    (a)     10.000    (a)     11.766
                                                                                        (b)     10.000    (b)     11.753
  Ending AUV......................        N/A                  N/A               N/A    (a)     11.766    (a)     15.002
                                                                                        (b)     11.753    (b)     14.949
  Ending Number of AUs............        N/A                  N/A               N/A    (a)    464,391    (a)  3,076,002
                                                                                        (b)     38,822    (b)    439,457
------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  (Inception Date - 9/30/02)
  Beginning AUV...................        N/A                  N/A               N/A    (a)     10.000    (a)     11.390
                                                                                        (b)     10.000    (b)     11.368
  Ending AUV......................        N/A                  N/A               N/A    (a)     11.390    (a)     14.389
                                                                                        (b)     11.368    (b)     14.325
  Ending Number of AUs............        N/A                  N/A               N/A    (a)    987,417    (a)  6,182,253
                                                                                        (b)     88,643    (b)    642,993
------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

                                       4/30/04 TO
  POLARIS II A-CLASS PORTFOLIOS         4/30/05
----------------------------------  ----------------
----------------------------------  ----------------
American Funds Growth (Inception
  Date - 9/30/02)
  Beginning AUV...................   (a)      15.002
                                     (b)      14.949
  Ending AUV......................   (a)      15.838
                                     (b)      15.742
  Ending Number of AUs............   (a)   6,864,169
                                     (b)     687,441
---------------------------------------------------------------
American Funds Growth-Income
  (Inception Date - 9/30/02)
  Beginning AUV...................   (a)      14.389
                                     (b)      14.325
  Ending AUV......................   (a)      14.931
                                     (b)      14.828
  Ending Number of AUs............   (a)  13,337,082
                                     (b)   1,135,519
---------------------------------------------------------------------------
(a) Without election of the option
(b) With election of the optional
AUV - Accumulation Unit Value
AU - Accumulation Units
[TO BE UPDATED BY AMENDMENT]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and the fees and charges applicable to those withdrawals.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option

          If the original owner of the contract elected the Purchase Payment Accumulation Option and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:
          a. Contract value; or
          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, plus any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday and prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or
          c. Contract value on the seventh contract anniversary (from the issue date of the original owner), plus any Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal; or
          d. Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal.

          If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:
          a. Contract value; or
          b. Contract value on the Continuation Date, plus Gross Purchase Payment received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or
          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

          If the Continuing Spouse is age 73-85 on the Continuation Date, the death benefit will be the greatest of:
          a. Contract value; or
          b. the lesser of:
             (1) Contract value on the Continuation Date, plus Gross Purchase
                 Payment received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or
             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, under the Purchase Payment Accumulation death benefit, their Beneficiary will receive only the contract value.

     2. Maximum Anniversary Value Option

          If the original owner of the contract elected the Maximum Anniversary Option and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:
          a. Contract value; or
          b. Contract value on the Continuation Date, plus Gross Purchase Payment received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or
          c.Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawals reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:
          a.Contract value; or
          b.the lesser or:
             (3)Contract value on the Continuation Date, plus Gross Purchase
                Payment received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or
             (4)125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, under the Maximum Anniversary death benefit, their Beneficiary will receive only the contract value.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The following table identifies the factors we use in determining the percentage of earnings that will be added to the death benefit at the Continuing Spouse's date of death, if the Continuing Spouse is age 69 or younger on the Continuation
Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthday on the Continuation Date, the table below shows the available EstatePlus Benefit.

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Continuation
 Years                                  Net Purchase
                                        Payments*
-------------------------------------------------------------

*Purchase Payments received after the 5th year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus Amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where
          (1)equals the contract value on the Continuing Spouse's date of death;
          (2)equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN IT ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        APPENDIX C - MARKETLOCK EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Contract Value is $105,000.

     Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your Contract Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Contract anniversary is 5% of the MAV Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your 1st Contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years.***

EXAMPLE 2:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 7th Contract anniversary. Assume that your Contract anniversary values and MAV Benefit Bases are as follows:

--------------------------------------------------------------------
     ANNIVERSARY           CONTRACT VALUE          BENEFIT BASE
--------------------------------------------------------------------
         1st                  $105,000               $105,000
--------------------------------------------------------------------
         2nd                  $115,000               $115,000
--------------------------------------------------------------------
         3rd                  $107,000               $115,000
--------------------------------------------------------------------
         4th                  $110,000               $115,000
--------------------------------------------------------------------
         5th                  $113,000               $115,000
--------------------------------------------------------------------
         6th                  $118,000               $118,000
--------------------------------------------------------------------
         7th                  $120,000               $120,000
--------------------------------------------------------------------

     On your 7th anniversary, your Contract Value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 7th Contract anniversary is 7% of the Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your 7th Contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals prior to the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 8th Contract Year, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, you may take withdrawals of up to $8,400 over a minimum of 13 years and 9 months.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your 8th Contract Year, after your 7th Contract anniversary, your Contract Value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400. Your Contract Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we determine the proportion by which the Contract Value was reduced by the Excess Withdrawal ($3,288/$109,600 = 3%). Finally we reduce $111,600 by that proportion (3%) which equals $108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your Maximum Annual Withdrawal Amount is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.50.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              North Dakota
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Will be deducted pro-rata from variable portfolios only. If   Washington
                                   premiums are allocated among fixed funds only, no
                                   Administration Charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Gross Purchase Payments less any withdrawals; or (2) the value of your contract plus any sale charges deducted.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return Gross Purchase Payment(s) less any withdrawals.        Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kansas
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Minimum Contract Value            We may terminate your contract if both the following occur:   Texas
                                   (1) your contract is less than $500 as a result of
                                   withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we
                                   will distribute the contract's remaining value to you.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Texas
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------
 Annuity Date                      You may switch to the Income Phase any time after your first  Florida contract anniversary.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) A-Class Platinum Series Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

        Date: ----------------------- Signed: ----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

          (Polaris II A-Class Platinum Series, Polaris II A-Class and
                  Polaris II Asset Manager Variable Annuities)

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated April 28, 2006, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                 April 28, 2006

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
Separate Account .......................................................       3

General Account ........................................................       3

Support Agreement Between the Company and AIG...........................       4

Performance Data .......................................................       4

Income Payments ........................................................       7

Death Benefit Options for Contracts Issued Between October 21, 2001
  and June 1, 2004 .....................................................       8

Death Benefit Options for Contracts Issued Before October 24, 2001......       8

Death Benefit Options Upon the Continuing Spouse's Death
  for Contracts Issued Between October 24, 2001 and June 1, 2004........       9

Annuity Unit Values ....................................................      10

Taxes ..................................................................      13

Distribution of Contracts ..............................................      19

Financial Statements ...................................................      19

                                SEPARATE ACCOUNT


         Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company (the "Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company. This was a name change only and did not affect the substance of any contract. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

         The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

         The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

AMERICAN HOME ASSURANCE COMPANY

         American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc.

                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG


The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

                                PERFORMANCE DATA


         From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the Separate Account may advertise "total return" data for the Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. We may from time to time show, in addition to these standardized returns, returns (calculated with the same methodology) with variations on the possible fees and charges.

         ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from those shown in the charts below. The charts show the performance of the Accumulation Units calculated for a specified period of time assuming an initial

Purchase Payment of $1,000 allocated to each Variable Portfolio. The total return figures reflect the effect of both non-recurring and recurring portfolio charges. For Polaris II A-Class contracts, the highest up-front sales charge (5.75%) is reflected. Polaris II Asset Manager contracts are offered through a Registered Investment Adviser in which case you would not be charged a sales charge and performance figures shown are higher. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Seven also funds another contract (Polaris
Plus) which has been in existence longer than the Polaris II A-Class and Polaris II Asset Manager Variable Annuities. The majority of Variable Portfolios in the Polaris II A-Class and Polaris II Asset Manager are also available in that other contract and have been since March 19, 1999. The since inception numbers for the Variable Portfolios are based on Separate Account historical data (which is adjusted for the fees and charges applicable to the Polaris II A-Class and Polaris II Asset Manager) and represent adjusted actual performance of the Separate Account. The performance figures also reflect the actual fees and expenses paid by each Variable Portfolio.

         In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Separate Account funded contracts that were first offered to the public, the total return data will be derived from the performance of the corresponding underlying portfolios of Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., American Funds Insurance Series and VanKampen Life Investment Trust ("the Trusts") modified to reflect the charges and expenses as if the Separate Account Variable Portfolios had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual performance of the Separate Account Variable Portfolio. Rather, they are intended to indicate the hypothetical adjusted historical performance of the corresponding underlying funds of Trusts adjusted to provide comparability to the performance of the Variable Portfolios after the date the Separate Account funded the contracts that were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

         For Polaris II A-Class contracts:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         For Polaris II Asset Manager contracts:

                        n
                  P(1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

                                INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

         The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY INCOME PAYMENTS

         For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly income payment.

         For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly income payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.


INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

         If the Income Protector program is available and contract holders elect to begin income payments using the program, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the Income Option selected.

         The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly income payment.

                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                   BETWEEN OCTOBER 21, 2001 AND JUNE 1, 2004

 THE DEATH BENEFITS FOR CONTRACTS ISSUED BEFORE JUNE 1, 2004 ARE AS FOLLOWS:

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          The Purchase Payment Accumulation option may not be available to Washington state policyowners. Please check with your financial representative for availability.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawal in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

          - you are age 81 or older at the time of contract issue; or
          - you are age 90 or older at the time of your death.

          The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additions Information for details.



                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                             BEFORE OCTOBER 24, 2001

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or

               3. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               4. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or
               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

                   DEATH BENEFIT OPTIONS UPON THE CONTINUING
                  SPOUSE'S DEATH FOR CONTRACTS ISSUED BETWEEN
                       OCTOBER 24, 2001 AND JUNE 1, 2004


THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BEFORE JUNE 1, 2004:

     1. Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation
             Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Purchase Payments reduced by any withdrawals in the same proportions that the withdrawal reduced the contract value on the date of each withdrawal; or

          c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.


VARIABLE INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

         P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

          First Variable Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

         Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.



                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.




                              FINANCIAL STATEMENTS

                          [TO BE UPDATED BY AMENDMENT]

                                                                               :

                          PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:

[TO BE UPDATED BY AMENDMENT]


(b) Exhibits

(1)   Resolutions Establishing Separate Account......................................   *
(2)   Custody Agreements.............................................................   **
(3)   (a) Form of Distribution Contract..............................................   ***
      (b) Form of Selling Agreement..................................................   ***
(4)   (a) Polaris A-Class/Asset Manager
          (1) Group Annuity Certificate..............................................   ****
          (2) Individual Annuity Contract............................................   ****
          (3) Group Annuity Certificate Endorsement..................................   +
          (4) Individual Annuity Contract Endorsement................................   +
          (5) Death Benefit Endorsement..............................................   ++++++
      (b) Polaris II A-Class Platinum Series
          (1) Annuity Contract.......................................................   Filed Herewith
          (2) Return of Purchase Payment Death Benefit Endorsement...................   Filed Herewith
          (3) Purchase Payment Accumulation Death Benefit Endorsement................   Filed Herewith
          (4) Maximum Anniversary Value Death Benefit Endorsement....................   Filed Herewith
          (5) Rights of Accumulation Endorsement.....................................   Filed Herewith
          (6) Letter of Intent Endorsement...........................................   Filed Herewith
          (7) Guaranteed Minimum Withdrawal Benefit Endorsement......................   Filed Herewith
(5)   Application for Contract.......................................................   ***
      (a) Polaris A-Class/Asset Manager
          (1) Participant Enrollment Form............................................   ***
          (2) Deferred Annuity Application...........................................   ***
      (b) Polaris II A-Class Platinum Series
          (1) Deferred Annuity Application..........................................
(6)   Corporate Documents of Depositor
      (a) Amended and Restated Articles of Incorporation of Depositor dated
          December 19, 2001..........................................................   ++++
      (b) Articles of Amendment to the Amended and Restated Articles of
          Incorporation Dated September 30, 2002.....................................   +++++
      (c) Amended and Restated By-Laws of Depositor dated December 19, 2001..........   ++++
(7)   Reinsurance Contract...........................................................   **
(8)   Material Contracts.............................................................   ***
      (a) Anchor Series Trust Fund Participation
          Agreement..................................................................   ***
      (b) SunAmerica Series Trust Fund
          Participation Agreement....................................................   ***
      (c) American Funds Form of Fund Participation
          Agreement..................................................................   *****
      (d) Lord Abbett Form of Fund Participation
          Agreement..................................................................   ******
      (e) Van Kampen Form of Fund Participation
          Agreement..................................................................   *******
(9)   (a) Opinion of Counsel and Consent of Depositor................................   ****
      (b) Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
          Counsel to American Home Assurance Company ................................   ###
(10)  Consent of Independent Registered Public
      Accounting Firm................................................................   N/A
(11)  Financial Statements Omitted from Item 23......................................   **
(12)  Initial Capitalization Agreement...............................................   **
(13)  Other
      (a) Diagram and Listing of All Persons Directly or Indirectly
          Controlled By or Under Common Control with AIG SunAmerica Life
          Assurance Company, the Depositor of Registrant.............................   #
      (b) Power of Attorney December 2000............................................   ++
          (1) December 2000..........................................................   ++
          (2) October 2003...........................................................   ++++++
          (3) October 2005 - American Home Directors.................................   ####
      (c) Support Agreement of American International Group, Inc.....................   ##
      (d) General Guarantee Agreement by American Home Assurance Company.............   ##

* Incorporated by reference to Initial Registration Statement, File Nos. 333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.

**      Not Applicable

*** Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03589, filed on April 18, 1997, Accession No.
        0000950148-97-000989.

**** Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 2, File Nos. 333-65965 and 811-09003, filed on August 27, 1999,
        Accession No. 0000950148-99-001968.

***** Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession No. 0000950148-99-002190.

****** Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002,
        Accession No. 0000898430-02-003844.

******* Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment
        No. 2, File Nos. 333-66114 and 811-03589, filed on October 25, 2001,
        Accession No. 0000950148-01-502065.

+ Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 4, File Nos. 333-65965 and 811-09003, filed on December 15, 1999, Accession No. 0000950148-99-002696.

++ Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 6, File Nos. 333-65965 and 811-09003, filed on June 28, 2000, Accession No. 0000956148-00-001339.

+++ Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 10, File Nos. 333-65965 and 811-09003, filed on May 15, 2001, Accession No. 0000950148-01-500758.

++++ Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 15, File Nos. 333-65965 and 811-09003, filed on April 9, 2002, Accession No. 0000950148-02-000961.

+++++ Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 333-88642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.

++++++ Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 19, File Nos. 333-65965 and 811-09003, filed on April 16, 2004, Accession No. 0000950148-04-000753.

# Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 21, File Nos. 333-65965 and 811-09003, filed on April 28, 2005, Accession No. 0000950129-05-004269.

## Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22, File Nos. 333-65965 and 811-09003, filed on August 29, 2005, Accession No. 0000950129-05-008801.

### Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 00009501134-05-019473.

#### Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 23, File Nos. 333-65965 and 811-09003, filed on October 24, 2005, Accession No. 0000950129-05-010016.

Item 25. Directors and Officers of the Depositor

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                      POSITION
-----------------------   -----------------------------------------------------------
Jay S. Wintrob            Director, Chief Executive Officer
Jana W. Greer  (1)        Director and President
James R. Belardi          Director and Senior Vice President
Marc H. Gamsin            Director and Senior Vice President
N. Scott Gillis  (1)      Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(2)   Director
Gregory M. Outcalt        Senior Vice President
Edwin R. Raquel  (1)      Senior Vice President and Chief Actuary
Christine A. Nixon        Senior Vice President and Secretary
Stewart R. Polakov  (1)   Senior Vice President and Controller
Michael J. Akers  (2)     Senior Vice President
Mallary L. Reznik         Vice President
Edward T. Texeria  (1)    Vice President
Stephen Stone  (1)        Vice President
Virginia N. Puzon         Assistant Secretary

--------------
(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control with Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-05-006884 filed May 31, 2005.

Item 27. Number of Contract Owners

[TO BE UPDATED BY AMENDMENT]

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29. Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:
        AIG SunAmerica Life Assurance Company - Variable Separate Account
        AIG SunAmerica Life Assurance Company - Variable Annuity Account One
        AIG SunAmerica Life Assurance Company - Variable Annuity Account Two
        AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
        Two
        First SunAmerica Life Insurance Company - FS Variable Annuity Account Five First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine
        Presidential Life Insurance Company - Variable Account One
        Anchor Series Trust
        Seasons Series Trust
        SunAmerica Series Trust SunAmerica Equity Funds issued by AIG SunAmerica Asset Management Corp. (AIG SAAMCo)
        SunAmerica Income Funds issued by AIG SAAMCo
        SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
        SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo
        SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
        VALIC Company I
        VALIC Company II

(b) Directors, Officers and principal place of business:

Officer/Directors*     Position
---------------------  ----------------------------------------------------------
Peter A. Harbeck       Director
J. Steven Neamtz       Director, President  & Chief Executive Officer
Debbie Potash-Turner   Senior Vice President, Chief Financial Officer & Controller
John T. Genoy          Vice President
James Nichols          Vice President
Thomas Lynch           Chief Compliance Officer
Christine A. Nixon**   Secretary
Virginia N. Puzon**    Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

General Representations

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of American Home in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of American Home, free of charge upon a contract owner's request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VARIABLE ANNUITY ACCOUNT SEVEN has caused these Post-Effective Amendment No. 24 and Amendment No. 26 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 17th day of February, 2006.

                                VARIABLE ANNUITY ACCOUNT SEVEN

                                (Registrant)

                                By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                By: /s/ JAY S. WINTROB
                                    ------------------------------------------
                                    JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                (Depositor)

                                By: /s/ JAY S. WINTROB
                                    -------------------------------------------
                                    JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

 SIGNATURE                                               TITLE                       DATE
 ---------                                               -----                       ----
                                                Chief Executive Officer,        February 17, 2006
*JAY S. WINTROB                                        & Director
------------------------------               (Principal Executive Officer)
JAY S. WINTROB

*JAMES R. BELARDI                                       Director                February 17, 2006
------------------------------
JAMES R. BELARDI

*MARC H. GAMSIN                                         Director                February 17, 2006
------------------------------
MARC H. GAMSIN

*N. SCOTT GILLIS                                 Senior Vice President,         February 17, 2006
______________________________             Chief Financial Officer & Director
N. SCOTT GILLIS                              (Principal Financial Officer)

*JANA W. GREER                                          Director                February 17, 2006
------------------------------
JANA W. GREER

*STEWART R. POLAKOV                              Senior Vice President          February 17, 2006
______________________________                        & Controller
STEWART R. POLAKOV                           (Principal Accounting Officer)

/s/ CHRISTINE A. NIXON                              Attorney-in-Fact            February 17, 2006
------------------------------
*CHRISTINE A. NIXON

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 17th day of February, 2006.



                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By: /S/ ROBERT S. SCHIMEK
                                            ----------------------------
                                            ROBERT S. SCHIMEK,
                                            SENIOR VICE PRESIDENT AND TREASURER


M. BERNARD AIDINOFF*                       Director                       February 17, 2006
----------------------------
M. BERNARD AIDINOFF

STEVEN JAY BENSINGER*                      Director                       February 17, 2006
----------------------------
STEVEN JAY BENSINGER

JOHN QUINLAN DOYLE*                Director and President                 February 17, 2006
----------------------------
JOHN QUINLAN DOYLE

JEFFREY L. HAYMAN*                         Director                       February 17, 2006
----------------------------
JEFFREY L. HAYMAN

DAVID LAWRENCE HERZOG*                     Director                       February 17, 2006
----------------------------
DAVID LAWRENCE HERZOG

ROBERT EDWARD LEWIS*                       Director                       February 17, 2006
----------------------------
ROBERT EDWARD LEWIS

KRISTIAN PHILIP MOOR*              Director and Chairman                  February 17, 2006
----------------------------
KRISTIAN PHILIP MOOR

WIN JAY NEUGER*                            Director                       February 17, 2006
----------------------------
WIN JAY NEUGER

ERNEST THEODORE PATRIKIS*                  Director                       February 17, 2006
----------------------------
ERNEST THEODORE PATRIKIS

ROBERT MICHAEL SANDLER*                    Director                       February 17, 2006
----------------------------
ROBERT MICHAEL SANDLER

ROBERT S. SCHIMEK*              Director, Senior Vice President,          February 17, 2006
----------------------------             and Treasurer
ROBERT S. SCHIMEK

NICHOLAS SHAW TYLER*                       Director                       February 17, 2006
----------------------------
NICHOLAS SHAW TYLER

NICHOLAS CHARLES WALSH*                    Director                       February 17, 2006
----------------------------
NICHOLAS CHARLES WALSH

/s/ ROBERT S. SCHIMEK                  Attorney-in-Fact                   February 17, 2006
----------------------------
*ROBERT S. SCHIMEK

                                 EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION
-----------    -----------
(4)(b)(1)      Annuity Contract

(4)(b)(2)      Return of Purchase Payment Death Benefit Endorsement

(4)(b)(3)      Purchase Payment Accumulation Death Benefit Endorsement

(4)(b)(4)      Maximum Anniversary Value Death Benefit Endorsement

(4)(b)(5)      Rights of Accumulation Endorsement

(4)(b)(6)      Letter of Intent Endorsement

(4)(b)(7)      Guaranteed Minimum Withdrawal Benefit Endorsement